Condensed consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues, net	$ 3,259,037	$ 4,023,993
Cost of revenues	(2,374,817)	(3,411,389)
Gross profit	884,220	612,604
Operating expenses
Marketing expenses	(957,337)	(207,023)
General and administrative expenses	(4,141,758)	(3,378,763)
Total operating expenses	(5,099,095)	(3,585,786)
Loss from operations	(4,214,875)	(2,973,182)
Other income (expense)
Share-based compensation		(239,430)
Share of loss from equity investment	(131,484)
Other income	4,976	1,515
Interest income	3,006	3,895
Interest expense	(106,142)	(131,271)
Total other expense, net	(229,644)	(365,291)
Loss before income taxes	(4,444,519)	(3,338,473)
Provision for income taxes
Net loss	(4,444,519)	(3,338,473)
Other comprehensive loss
Foreign currency translation adjustment	(211,494)	(156,535)
Total comprehensive loss	$ (4,656,013)	$ (3,495,008)
Loss per share - basic	$ (0.28)	$ (1.15)
Loss per share - diluted	$ (0.28)	$ (1.15)
Weighted average number of ordinary shares outstanding - basic	15,842,055	2,900,090
Weighted average number of ordinary shares outstanding - diluted	15,842,055	2,900,090